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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   3/31/99
                                              --------------
Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:     J. O. Patterson & Co.
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Address:
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Form 13F File Number:  28-   2910
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Pamela S. Johnson
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Title:    Vice President
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Phone:    (404) 240-0555
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Signature, Place, and Date of Signing:

------------------------ ----------------------------- --------------
[Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
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     [Repeat as necessary.]


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                                   FORM 13F


Page 1 of 1         Name of Reporting Manager: J.O. PATTERSON & CO.
                                               -------------------
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                                                                      Item 5:
       Item 1:            Item 2:           Item 3:      Item 4:     Shares of
       Name of           Title of            CUSIP     Fair Market   Principal
       Issuer             Class             Number       Value        Amount
-------------------------------------------------------------------------------
ARDENT SOFTWARE INC.     OTC EQ            039794102     9396563      585000
--------------------------------------------------------------------------------
BATTLE MOUNTAIN GOLD CO  COMMON            071593107      412501      150000
--------------------------------------------------------------------------------
BIOTIME INC              OTC EQ            09066L105     5067984      316749
--------------------------------------------------------------------------------
BIOVAIL CORP INTERNATIO  COMMON            09067K106     3272501       85000
--------------------------------------------------------------------------------
DIGITEC 2000 INC         OTC EQ            25387T106       54250       56000
--------------------------------------------------------------------------------
ENDOSONICS CORP          OTC EQ            29264K105     8775000     1350000
--------------------------------------------------------------------------------
ICN PHARMACEUTICALS INC  COMMON            448924100     2512500      100000
--------------------------------------------------------------------------------
MEDICIS PHARMACEUTICAL   COMMON            584690309     1500000       50000
  CORP
--------------------------------------------------------------------------------
NETBANK INC              OTC EQ            640933107     5100000       75000
--------------------------------------------------------------------------------
NEWMONT MINING CORP      COMMON            651639106      875001       50000
--------------------------------------------------------------------------------
QUADRAMED CORPORATION    OTC EQ            74730W101     3431250      450000
--------------------------------------------------------------------------------
SECURITY DYNAMICS        OTC EQ            814208104      931251       50000
  TECHNOLOGY
--------------------------------------------------------------------------------
SOFTNET SYSTEMS INC      COMMON            833964109    11903125      325000
--------------------------------------------------------------------------------
ULTRAFAST RSTD           COMMON            ULTRAFAST      545500       54550
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COLUMN TOTALS                                           53777426
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                                                                 (SEC USE ONLY)

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                                           Item 6:                                                       Item 8:
                                    Investment Discretion                   Item 7:                 Voting Authority (Shares)
                              -------------------------------------                            ----------------------------------
       Item 1:                           (b) Shared-                       Managers
       Name of                (a) Sole    As Defined    (c) Shared-      See Instr. V          (a) Sole   (b) Shared    (c) None
       Issuer                            in Instr. V       Other
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
ARDENT SOFTWARE INC.             X                                            2
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BATTLE MOUNTAIN GOLD CO          X                                            1
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BIOTIME INC                      X                                            2
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BIOVAIL CORP INTERNATIO          X                                            2
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DIGITEC 2000 INC                 X                                            2
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ENDOSONICS CORP                  X                                            2
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ICN PHARMACEUTICALS INC          X                                            2
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MEDICIS PHARMACEUTICAL
  CORP                           X                                            2
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NETBANK INC                      X                                            2
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NEWMONT MINING CORP              X                                            1
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QUADRAMED CORPORATION            X                                            2
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SECURITY DYNAMICS
  TECHNOLOGY                     X                                            2
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SOFTNET SYSTEMS INC              X                                            2
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ULTRAFAST RSTD                   X                                            2
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